This is filed pursuant to Rule 497(e).
File Nos. 002-17531 and 811-01018

June 1, 2007

DREYFUS FOUNDERS FUNDS

Supplement to Prospectuses for Class A, B, C, R and T Shares dated May 1, 2007

Redesignation of Class R Shares

The following information supersedes and replaces any contrary information contained in the Funds’ Prospectuses:

The Funds’ Class R shares are redesignated as Class I shares. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

This is filed pursuant to Rule 497(e).
File Nos. 002-17531 and 811-01018

June 1, 2007

DREYFUS FOUNDERS FUNDS, INC.

Supplement to Statement of Additional Information dated May 1, 2007

Redesignation of Class R Shares

The following information supersedes and replaces any contrary information contained in the Funds’ Statement of Additional Information (“SAI”):

The Funds’ Class R shares are redesignated as Class I shares. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

Directors and Officers

The SAI is hereby amended to delete the references on pages 34-36 to Thomas F. Eggers, who has been replaced as President and Principal Executive Officer of the Dreyfus Founders Funds, Inc. (the “Company”) by J. David Officer. Mr. Officer has been elected to succeed Mr. Eggers in these positions effective May 16, 2007. Mr. Eggers remains Chairman, President and Chief Executive Officer of Founders Asset Management LLC, the Funds’ investment adviser.

Accordingly, the section of the SAI entitled "Directors and Officers – Officers" is hereby amended on pages 34-35 by replacing the entry for Thomas F. Eggers with the following:

Position(s) Held
Name	with Company and Length	Principal Occupation(s) During Past Five
and Age	of Time Served	Years

J. David Officer	President and Principal	Chief Operating Officer, Vice Chairman and
Age: 58	Executive Officer since	a director of The Dreyfus Corporation
	May 2007.	(“Dreyfus”), and an officer of 90 investment
companies (comprised of over 200
portfolios) managed by Dreyfus. He has been
an employee of Dreyfus since April 1, 1998.

The section of the SAI entitled "Directors and Officers – Officers" is hereby further amended on page 36 by adding the following:

Name	Position(s) Held	Principal Occupation(s) During Past Five
and Age	with Company and Length	Years
of Time Served

Robert X. Salviolo	Assistant Treasurer since	Senior Accounting Manager – Foreign
Age: 40	May 2007.	Equity Funds of Dreyfus, and an officer of
90 investment companies (comprised of over
200 portfolios) managed by Dreyfus. He has
been an employee of Dreyfus since June
1989.

The section of the SAI entitled “Directors and Officers – Officers” is hereby further amended by revising the last paragraph thereof on page 36 to read as follows:

Except for Messrs. Officer, Robol, Salviolo, Svagna and Germenis, each of the Company’s directors and officers may be contacted at the Company’s address: 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658. Messrs. Officer, Robol, Salviolo, Svagna and Germenis may be contacted at The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.

In addition, the section of the SAI entitled “Investment Adviser, Distributor and Other Service Providers – Investment Adviser” is hereby amended by revising the last paragraph thereof on page 41 to read as follows:

Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as sub-adviser to other mutual funds. The officers of Founders include Thomas F. Eggers, Chairman, President and Chief Executive Officer; Janelle E. Belcher, Vice President and Chief Compliance Officer; David T. Buhler, Assistant Secretary; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; John B. Jares, Vice President; Gary R. Pierce, Assistant Treasurer and David L. Ray, Senior Vice President, Chief Operating Officer and Treasurer. The affiliations of Messrs. Ray and Christoffersen and Ms. Belcher with the Company are shown under the “Directors and Officers” section of this SAI.